GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 6,898,293		$ 6,311,990
Stockholders' deficiency	6,242,029	$ 4,037,222	5,707,156	$ 3,521,860	$ 5,295,875
Cash used in operating activities	$ 489,527	$ 395,454	$ 1,244,483	$ 1,887,187